Document and Entity Information	Aug. 02, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001610950
Document Type	8-K
Document Period End Date	Aug. 02, 2023
Entity Registrant Name	SYNEOS HEALTH, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36730
Entity Tax Identification Number	27-3403111
Entity Address, Address Line One	1030 Sync Street
Entity Address, City or Town	Morrisville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27560-5468
City Area Code	(919)
Local Phone Number	876-9300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 par value per share
Trading Symbol	SYNH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false